Effects of adoption of IFRS 17 - Impact on Consolidated Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income	[1]	£ 1,140			£ 991
Net fee income	[1]	674			662
Net income from financial instruments held for trading or managed on a fair value basis	[1]	1,784			1,545
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	637			(1,326)
Losses recognised on assets held for sale	[1],[2]	1,737			(219)
Insurance finance (expense)/income	[1]	(635)			1,168
Insurance service result	[1]	74			62
– Insurance revenue	[1]	188			177
– Insurance service expense	[1]	(114)			(115)
Other operating income/(loss)	[1]	49			60
Net operating income before change in expected credit losses and other credit impairment charges	[1],[3]	5,460			2,943
Change in expected credit losses and other credit impairment charges	[1]	(58)			(187)
Net operating income	[1]	5,402			2,756
Total operating expenses	[1]	(2,507)			(2,532)
Operating profit	[1]	2,895			224
Share of loss in associates and joint ventures	[1],[4]	(35)			(21)
Profit before tax	[1],[4]	2,860			203
Tax expense	[1]	(657)			(24)
Profit for the period	[5]	£ 2,203	[1]	£ (732)	179	[1]
IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					991
Net fee income					644
Net income from financial instruments held for trading or managed on a fair value basis					1,545
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					(1,326)
Losses recognised on assets held for sale					(219)
Net insurance premium income					1,036
Insurance finance (expense)/income					0
Insurance service result					0
– Insurance revenue					0
– Insurance service expense					0
Other operating income/(loss)					218
Total operating income					2,889
Net insurance claims and benefits paid and movement in liabilities to policyholders					233
Net operating income before change in expected credit losses and other credit impairment charges					3,122
Change in expected credit losses and other credit impairment charges					(187)
Net operating income					2,935
Total operating expenses					(2,587)
Operating profit					348
Share of loss in associates and joint ventures					(21)
Profit before tax					327
Tax expense					(86)
Profit for the period				(639)	241
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income					(1,036)
Insurance finance (expense)/income
Insurance service result
– Insurance revenue
– Insurance service expense
Other operating income/(loss)					(161)
Total operating income					(1,197)
Net insurance claims and benefits paid and movement in liabilities to policyholders					(233)
Net operating income before change in expected credit losses and other credit impairment charges					(1,430)
Change in expected credit losses and other credit impairment charges
Net operating income					(1,430)
Total operating expenses
Operating profit					(1,430)
Share of loss in associates and joint ventures
Profit before tax					(1,430)
Tax expense
Profit for the period					(1,430)
Insurance finance income/expense
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income					1,168
Insurance service result
– Insurance revenue
– Insurance service expense
Other operating income/(loss)					8
Total operating income					1,176
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					1,176
Change in expected credit losses and other credit impairment charges
Net operating income					1,176
Total operating expenses					0
Operating profit					1,176
Share of loss in associates and joint ventures
Profit before tax					1,176
Tax expense
Profit for the period					1,176
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income
Insurance service result					57
– Insurance revenue					57
– Insurance service expense
Other operating income/(loss)
Total operating income					57
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					57
Change in expected credit losses and other credit impairment charges
Net operating income					57
Total operating expenses					0
Operating profit					57
Share of loss in associates and joint ventures
Profit before tax					57
Tax expense
Profit for the period					57
Onerous contracts
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income
Insurance service result					(5)
– Insurance revenue
– Insurance service expense					(5)
Other operating income/(loss)
Total operating income					(5)
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					(5)
Change in expected credit losses and other credit impairment charges
Net operating income					(5)
Total operating expenses					0
Operating profit					(5)
Share of loss in associates and joint ventures
Profit before tax					(5)
Tax expense
Profit for the period					(5)
Experience variance and other
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income
Insurance service result					10
– Insurance revenue					120
– Insurance service expense					(110)
Other operating income/(loss)					(5)
Total operating income					5
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					5
Change in expected credit losses and other credit impairment charges
Net operating income					5
Total operating expenses					0
Operating profit					5
Share of loss in associates and joint ventures
Profit before tax					5
Tax expense
Profit for the period					5
Attribut- able expenses
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income					18
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income
Insurance service result
– Insurance revenue
– Insurance service expense
Other operating income/(loss)
Total operating income					18
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					18
Change in expected credit losses and other credit impairment charges
Net operating income					18
Total operating expenses					55
Operating profit					73
Share of loss in associates and joint ventures
Profit before tax					73
Tax expense
Profit for the period					73
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income
Net fee income
Net income from financial instruments held for trading or managed on a fair value basis
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss
Net insurance premium income
Insurance finance (expense)/income
Insurance service result
– Insurance revenue
– Insurance service expense
Other operating income/(loss)
Total operating income					0
Net insurance claims and benefits paid and movement in liabilities to policyholders
Net operating income before change in expected credit losses and other credit impairment charges					0
Change in expected credit losses and other credit impairment charges
Net operating income					0
Total operating expenses					0
Operating profit					0
Share of loss in associates and joint ventures
Profit before tax					0
Tax expense					62
Profit for the period					62
IFRS17 Transition
Disclosure of effect of insurance contracts initially recognised [line items]
Net interest income					991
Net fee income					662
Net income from financial instruments held for trading or managed on a fair value basis					1,545
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss					(1,326)
Losses recognised on assets held for sale					(219)
Net insurance premium income					0
Insurance finance (expense)/income					1,168
Insurance service result					62
– Insurance revenue					177
– Insurance service expense					(115)
Other operating income/(loss)					60
Total operating income					2,943
Net insurance claims and benefits paid and movement in liabilities to policyholders					0
Net operating income before change in expected credit losses and other credit impairment charges					2,943
Change in expected credit losses and other credit impairment charges					(187)
Net operating income					2,756
Total operating expenses					(2,532)
Operating profit					224
Share of loss in associates and joint ventures					(21)
Profit before tax					203
Tax expense					(24)
Profit for the period				£ (732)	£ 179

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	Reversal of the £1.7bn impairment loss relating to the planned sale of the retail banking operations in France, recognised in 3Q22, which is no longer classified as held for sale.
[3]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.